Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 4,376,935	$ 4,380,200
Long-term Debt	4,376,935	4,380,200
Less current maturities	(16,335)	(3,300)
Long-term Debt due after one year	4,360,600	4,376,900
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 4.0%, Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000	650,000
Notes, 5.20%, Due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Industrial Revenue Bonds [Member] | 0.17% to 0.24%, variable, due from 2015 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,026,935	$ 1,030,200